FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES
Interest Rate Swaps
The details of the Company’s swap agreement are as follows:

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	June 30,	December 31,
Interest rate swap	Date	Date	Amount	Rate	Rate	2013	2012

Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$471	$767